Lease - Schedule of Minimum Future Annual Payments Under Non-Cancellable Leases (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2025	$ 104,849	$ 409,587
2026	46,699	104,236
2027	46,699	47,320
2028	46,699	47,320
2029		47,320
Thereafter
Total future minimum lease payments, undiscounted	547,017	655,782
Less: Imputed interest	(13,557)	(15,395)
Present value of future minimum lease payments	$ 533,460	$ 640,387